Average Annual Total Returns - BRUCE FUND	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Stock Index (reflects no deduction for fees)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
BRUCE FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.88%	5.01%	7.01%
BRUCE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	3.05%	5.42%
BRUCE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.87%	3.63%	5.31%